Janus Henderson International Dividend Fund Expense Example, No Redemption - Class A C S I N T Shares [Member] - Janus Henderson International Dividend Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 680
Expense Example, No Redemption, 3 Years	930
Expense Example, No Redemption, 5 Years	1,199
Expense Example, No Redemption, 10 Years	1,966
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	625
Expense Example, No Redemption, 5 Years	1,089
Expense Example, No Redemption, 10 Years	2,160
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	129
Expense Example, No Redemption, 3 Years	651
Expense Example, No Redemption, 5 Years	1,199
Expense Example, No Redemption, 10 Years	2,697
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	305
Expense Example, No Redemption, 5 Years	540
Expense Example, No Redemption, 10 Years	1,213
Class N
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	79
Expense Example, No Redemption, 3 Years	291
Expense Example, No Redemption, 5 Years	521
Expense Example, No Redemption, 10 Years	1,182
Class T
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	357
Expense Example, No Redemption, 5 Years	629
Expense Example, No Redemption, 10 Years	$ 1,407